Note 17 - Segmented Information	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	Segmented information

Operating Segments

At
August
31,
2018
the Company’s operations comprise of a single reporting operating segment engaged in mineral exploration in Tanzania. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and therefore does not
meet the definition of an operating segment as defined in IFRS
8
‘Operating Segments’
. As the operations comprise a single reporting segment, amounts disclosed in the consolidated financial statements also represent operating segment amounts.

An operating segment is defined as a component of the Company:

• that engages in business activities from which it
may
earn revenues and incur expenses;

• whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

• for which discrete financial information is available.

Geographic Segments

The Company is in the business of mineral exploration and production in the country of Tanzania. Information concerning the Company’s geographic locations is as follows:
	As at August 31, 2018	As at August 31, 2017
Identifiable assets
Canada	$373,960	$1,184,932
Tanzania	52,861,180	50,168,156
	$53,235,140	$51,353,088
Non-current assets
Canada	$9,757	$10,064
Tanzania	51,903,076	49,410,936
	$51,912,833	$49,421,000